Exhibit 99.9

Client Name:	Bank of America Corporation
Client Project Name:	CIM 2021-J1
Start - End Dates:	9/2020 - 1/2021

Conditions Report 2.0

Loans in Report:	12
Loans with Conditions:	12

0 - Total Active Conditions

27 - Total Satisfied Conditions

2 - Credit Review Scope
1 - Category: Income/Employment
1 - Category: Insurance
18 - Property Valuations Review Scope
12 - Category: Appraisal
5 - Category: FEMA
1 - Category: Value
7 - Compliance Review Scope
1 - Category: Ability to Repay/Qualified Mortgage
1 - Category: Right of Rescission
5 - Category: TILA/RESPA Integrated Disclosure
1 - Total Waived Conditions

1 - Compliance Review Scope
1 - Category: TILA/RESPA Integrated Disclosure

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